UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

280 Park Avenue, 32nd Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

280 Park Avenue, 32nd Floor

New York, New York 10017

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

Willkie Farr & Gallagher LLP

1875 K Street, N.W.

Washington, DC 20006-1238

Registrant’s telephone number, including area code: (212) 933-0393

Date of fiscal year end: March 31, 2026

Date of reporting period: March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) [17 CFR § 270.30e-1], is attached hereto.

KraneShares Trust

KraneShares 90% KWEB Defined Outcome January 2027 ETF

Ticker: KBUF

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about the KraneShares 90% KWEB Defined Outcome January 2027 ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/kbuf/. You can also request this information by contacting us at 1-855-857-2638.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares 90% KWEB Defined Outcome January 2027 ETF	$26	0.26%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2026 ("Period"), the Fund delivered the following returns:

Table Summary
Fund	NAV Return (%)	Market Price Return (%)	Underlying ETF NAV Return (%)
KBUF	0.82	0.27	-15.27Footnote Reference(a)

(a) KraneShares CSI Overseas China Internet ETF (KWEB)

The Fund aims to provide, before fees and expenses, the total return of KWEB up to a 40.01% Cap while providing a 90% buffer against losses over the Outcome Period of January 27, 2025, to January 15, 2027.

The put options held by the Fund during the period contributed the most to the Fund’s return. China’s internet equities underperformed the broader Chinese equity market, as defined by the MSCI China All Shares Index, due to intense competition in China's E-Commerce industry, which weighed on the margins of large-cap e-commerce firms, as well as geopolitical headwinds.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	KraneShares 90% KWEB Defined Outcome January 2027 ETF	MSCI China All Shares Index (USD) (NR)Footnote Reference*	CSI Overseas China Internet Index (USD) (PR)Footnote Reference†
Feb/24	$10,000	$10,000	$10,000
Mar/24	$10,252	$10,485	$10,728
Mar/25	$12,444	$13,469	$14,602
Mar/26	$12,545	$14,864	$12,317
Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote†	Price Return (PR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
KraneShares 90% KWEB Defined Outcome January 2027 ETF	0.82%	11.15%
MSCI China All Shares Index (USD) (NR)Footnote Reference*	10.36%	20.29%
CSI Overseas China Internet Index (USD) (PR)Footnote Reference†	-15.65%	10.20%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on February 7, 2024. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kbuf/ for current month-end performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,817,019	3	$9,495	1%

What did the Fund invest in?

(KWEB) Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Financials	2.1%
Real Estate	4.3%
Industrials	6.4%
Consumer Staples	8.3%
Communication Services	37.3%
Consumer Discretionary	41.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets of KWEB (KraneShares CSI China Internet ETF), an investment in which the Fund holds shares. These securities are not direct holdings of the Fund itself.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
KraneShares CSI China Internet ETFFootnote Reference**	92.2%
Purchased OptionFootnote Reference(1)	9.2%
Written OptionFootnote Reference(1)	-1.8%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(1)	At market value.

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/etf/kbuf/#fund-documents or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kbuf/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares 90% KWEB Defined Outcome January 2027 ETF: KBUF

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

KBUF-AR-2026

KraneShares Trust

KraneShares 100% KWEB Defined Outcome January 2027 ETF

Ticker: KPRO

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

This annual shareholder report contains important information about the KraneShares 100% KWEB Defined Outcome January 2027 ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://kraneshares.com/kpro/. You can also request this information by contacting us at 1-855-857-2638.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares 100% KWEB Defined Outcome January 2027 ETF	$27	0.26%

How did the Fund perform in the last year?

For the 12-month Period ended March 31, 2026 ("Period"), the Fund delivered the following returns:

Table Summary
Fund	NAV Return (%)	Market Price Return (%)	Underlying ETF NAV Return (%)
KPRO	6.76	5.97	-15.27Footnote Reference(a)

(a) KraneShares CSI Overseas China Internet ETF (KWEB)

The Fund aims to provide, before fees and expenses, the total return of KWEB up to a 20.01% Cap while providing a 100% buffer against losses over the Outcome Period of January 27, 2025, to January 15, 2027.

The put options held by the Fund during the period contributed the most to the Fund’s return. China’s internet equities underperformed the broader Chinese equity market, as defined by the MSCI China All Shares Index, due to intense competition in China's E-Commerce industry, which weighed on the margins of large-cap e-commerce firms, as well as geopolitical headwinds.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	KraneShares 100% KWEB Defined Outcome January 2027 ETF	MSCI China All Shares Index (USD) (NR)Footnote Reference*	CSI Overseas China Internet Index (USD) (PR)Footnote Reference†
Feb/24	$10,000	$10,000	$10,000
Mar/24	$10,084	$10,485	$10,728
Mar/25	$11,588	$13,469	$14,602
Mar/26	$12,371	$14,864	$12,317
Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote†	Price Return (PR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
KraneShares 100% KWEB Defined Outcome January 2027 ETF	6.76%	10.43%
MSCI China All Shares Index (USD) (NR)Footnote Reference*	10.36%	20.29%
CSI Overseas China Internet Index (USD) (PR)Footnote Reference†	-15.65%	10.20%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception on February 7, 2024. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-857-2638 or visit https://kraneshares.com/kpro/ for current month-end performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,734,381	3	$7,253	0%

What did the Fund invest in?

(KWEB) Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Financials	2.1%
Real Estate	4.3%
Industrials	6.4%
Consumer Staples	8.3%
Communication Services	37.3%
Consumer Discretionary	41.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets of KWEB (KraneShares CSI China Internet ETF), an investment in which the Fund holds shares. These securities are not direct holdings of the Fund itself.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
KraneShares CSI China Internet ETFFootnote Reference**	89.8%
Purchased OptionFootnote Reference(1)	14.0%
Written OptionFootnote Reference(1)	-4.0%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(1)	At market value.

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kraneshares.com/etf/kpro/#fund-documents or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction will, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing investment advisory and, if applicable, sub-advisory agreements. In anticipation of the Transaction, the Board approved new advisory and, if applicable, sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval of the new advisory agreement. The new sub-advisory agreement will take effect in reliance on a manager-of-managers exemptive order. To ensure continuity of management pending shareholder approval of the new advisory agreement, the Board also approved interim advisory and, if applicable, sub-advisory agreements, effective upon closing of the Transaction, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kpro/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KraneShares Trust

KraneShares 100% KWEB Defined Outcome January 2027 ETF: KPRO

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: March 31, 2026

KPRO-AR-2026

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, and any person who performs a similar function. During the period covered by the report, there were no amendments to the code of ethics, and the Registrant did not grant any waivers from a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert, John Ferguson, is an independent trustee as defined in Form N-CSR Item 3 (a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2026			2025
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$730,750	$0	N/A	$662,000	$0	N/A
(b)	Audit-Related Fees	$0	$0	N/A	$7,500	$0	N/A
(c)	Tax Fees(1)	$202,880	$0	N/A	$172,195	$0	N/A
(d)	All Other Fees	$18,675	$0	N/A	$4,076	$0	N/A

Notes:

(1)	These services included tax return preparation and tax compliance for the Funds.

(e)(1) Pursuant to the requirements of the Sarbanes-Oxley Act of 2002, the SEC adopted Rule 2-01 under Regulation S-X, which, among other things, requires a fund’s audit committee to pre-approve certain audit and non-audit services that are provided by its independent auditors in order to ensure the auditors’ independence. The Registrant’s Board of Trustees has established an Audit Committee that has been charged with, among other things, assisting the Board of Trustees in its oversight of: the Registrant’s independent auditors; preapproving all audit and non-audit services provided by the Registrant’s independent auditors; the integrity of the Funds’ financial statements; the independent auditors’ qualifications and independence; and the use of appropriate accounting principles.

(e)(2) Percentage of fees billed applicable to non-audit services approved pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows for KPMG:

	2026	2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG for the last two fiscal years were $0 and $0, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to entities controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of the Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant’s Independent Trustees, Messrs. Luis Berruga, John Ferguson and Matthew Stroyman.

(b) Not applicable to the Registrant.

Item 6. Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the Registrant’s Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Annual Financials and Other Information KraneShares 90% KWEB Defined Outcome January 2027 ETF KraneShares 100% KWEB Defined Outcome January 2027 ETF March 31, 2026

Fund shares may only be purchased or redeemed from a Fund in Creation Unit aggregations. Investors who cannot transact in Creation Units of a Fund’s shares must buy or sell Fund shares in the secondary market at their market price, which may be at a premium or discount to a Fund’s net asset value, with the assistance of a broker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying Fund shares and receive less than net asset value when selling Fund shares.

Schedule of Investments March 31, 2026

KraneShares 90% KWEB Defined Outcome January 2027 ETF

	Shares	Value
EXCHANGE - TRADED FUND — 92.2%
Domestic Equity — 92.2%
KraneShares CSI China Internet ETF(A)(B)	91,400	$2,598,502
TOTAL EXCHANGE - TRADED FUND (Cost $2,466,058)		2,598,502

PURCHASED OPTION(C) — 9.2%
TOTAL PURCHASED OPTION (Cost $203,399)		258,379

TOTAL INVESTMENTS — 101.4% (Cost $2,669,457)		2,856,881

WRITTEN OPTIONS(C) — (1.8)% (Premiums Received $(255,963))		$(49,338)
OTHER ASSETS LESS LIABILITIES – 0.4%		9,476
NET ASSETS - 100%		$2,817,019

(A)	For financial information on the KraneShares CSI China Internet ETF, please go to the Fund’s website at https://kraneshares.com/kweb/.
(B)	Affiliated Investment.
(C)	Refer to option table below.

A list of open option contracts held by the Fund at March 31, 2026, was as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
PURCHASED OPTION — 9.2%
Put Options
KWEB US*	914	$2,598,502	$27.49	01/15/27	$258,379

WRITTEN OPTION — (1.8)%
Call Options
KWEB US*	(914)	$(2,598,502)	$42.76	01/15/27	$(49,338)

*	KraneShares CSI China Internet ETF.

The following summarizes the market value of the Fund’s investments used as of March 31, 2026, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange - Traded Fund	$2,598,502	$—	$—	$2,598,502
Purchased Option	—	258,379	—	258,379
Total Investments in Securities	$2,598,502	$258,379	$—	$2,856,881

Liabilities	Level 1	Level 2	Level 3	Total
Written Option	$—	$(49,338)	$—	$(49,338)
Total Liabilities	$—	$(49,338)	$—	$(49,338)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares 90% KWEB Defined Outcome January 2027 ETF (concluded)

Transactions with affiliated companies during the year ended March 31, 2026, are as follows:

Value as of 3/31/2025	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 3/31/2026	Dividend Income	Capital Gain Distributions
KraneShares CSI China Internet ETF
$4,011,159	$47,576	$(886,248)	$(854,617)	$280,632	$2,598,502	$242,324	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares 100% KWEB Defined Outcome January 2027 ETF

	Shares	Value
EXCHANGE - TRADED FUND — 89.8%
Domestic Equity — 89.8%
KraneShares CSI China Internet ETF(A)(B)	86,400	$2,456,352
TOTAL EXCHANGE - TRADED FUND (Cost $2,109,888)		2,456,352

PURCHASED OPTION(C) — 14.0%
TOTAL PURCHASED OPTION (Cost $298,103)		381,586

TOTAL INVESTMENTS — 103.8% (Cost $2,407,991)		2,837,938

WRITTEN OPTIONS(C) — (4.0)% (Premiums Received $(292,865))		$(109,676)
OTHER ASSETS LESS LIABILITIES – 0.2%		6,119
NET ASSETS - 100%.		$2,734,381

(A)	For financial information on the KraneShares CSI China Internet ETF, please go to the Fund’s website at https://kraneshares.com/kweb/.
(B)	Affiliated Investment.
(C)	Refer to option table below.

A list of open option contracts held by the Fund at March 31, 2026, was as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
PURCHASED OPTION — 14.0%
Put Options
KWEB US*	864	$2,456,352	$30.54	01/15/27	$381,586

WRITTEN OPTION — (4.0)%
Call Options
KWEB US*	(864)	$(2,456,352)	$36.65	01/15/27	$(109,676)

*	KraneShares CSI China Internet ETF.

The following summarizes the market value of the Fund’s investments used as of March 31, 2026, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange - Traded Fund	$2,456,352	$—	$—	$2,456,352
Purchased Option	—	381,586	—	381,586
Total Investments in Securities	$2,456,352	$381,586	$—	$2,837,938

Liabilities	Level 1	Level 2	Level 3	Total
Written Option	$—	$(109,676)	$—	$(109,676)
Total Liabilities	$—	$(109,676)	$—	$(109,676)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

KraneShares 100% KWEB Defined Outcome January 2027 ETF (concluded)

Transactions with affiliated companies during the year ended March 31, 2026, are as follows:

Value as of 3/31/2025	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 3/31/2026	Dividend Income	Capital Gain Distributions
KraneShares CSI China Internet ETF
$3,100,008	$—	$(82,411)	$(585,048)	$23,803	$2,456,352	$185,936	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 31, 2026

Glossary (abbreviations which may be used in preceding Schedule of Investments):

Portfolio Abbreviations

ETF — Exchange-Traded Fund

Statements of Assets and Liabilities

March 31, 2026

	KraneShares 90% KWEB Defined Outcome January 2027 ETF	KraneShares 100% KWEB Defined Outcome January 2027 ETF
Assets:
Investments at Value	$258,379	$381,586
Affiliated Investments at Value	2,598,502	2,456,352
Cash and Cash Equivalents	10,072	6,701
Dividend and Interest Receivable	28	18
Total Assets	2,866,981	2,844,657

Liabilities:
Written Options at Value	49,338	109,676
Payable for Management Fees	606	583
Payable for Trustees’ Fees	18	17
Total Liabilities	49,962	110,276
Net Assets	$2,817,019	$2,734,381

Net Assets Consist of:
Paid-in Capital	$2,725,211	$2,500,050
Total Distributable Earnings	91,808	234,331
Net Assets	$2,817,019	$2,734,381
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	100,002	100,002
Net Asset Value, Offering and Redemption Price Per Share	$28.17	$27.34
Cost of Investments	$203,399	$298,103
Cost of Affiliated Investments	2,466,058	2,109,888
Written Options, Premiums Received	255,963	292,865

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the Year Ended March 31, 2026

	KraneShares 90% KWEB Defined Outcome January 2027 ETF	KraneShares 100% KWEB Defined Outcome January 2027 ETF
Investment Income:
Dividend from Affiliated Investment	$242,324	$185,936
Interest Income	1,352	263
Total Investment Income	243,676	186,199

Expenses:
Management Fees†	9,495	7,253
Trustees’ Fees	280	213
Insurance Expense	44	33
Total Expenses	9,819	7,499
Net Investment Income	233,857	178,700

Net Realized Gain (Loss) on:
Affiliated Investments	280,632	23,803
Written Options	(39,582)	(4,126)
Net Realized Gain	241,050	19,677

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	51,228	94,474
Affiliated Investments	(854,617)	(585,048)
Written Options	458,530	488,711
Net Change in Unrealized Appreciation (Depreciation)	(344,859)	(1,863)
Net Realized and Unrealized Gain (Loss)	(103,809)	17,814
Net Increase in Net Assets Resulting from Operations	$130,048	$196,514

†	See Note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares 90% KWEB Defined Outcome January 2027 ETF
	Year Ended March 31, 2026	Year Ended March 31, 2025
Operations:
Net Investment Income	$233,857	$97,203
Net Realized Gain (Loss)	241,050	(219,857)
Net Change in Unrealized Appreciation (Depreciation)	(344,859)	674,970
Net Increase in Net Assets Resulting from Operations	130,048	552,316

Distributions:	(287,443)	(98,314)

Capital Share Transactions:(1)
Issued	1,957	738,133
Redeemed	(782,829)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(780,872)	738,133
Total Increase (Decrease) in Net Assets	(938,267)	1,192,135

Net Assets:
Beginning of Year	3,755,286	2,563,151
End of Year	$2,817,019	$3,755,286

Share Transactions:
Issued	—	25,000
Redeemed	(25,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(25,000)	25,000

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (concluded)

	KraneShares 100% KWEB Defined Outcome January 2027 ETF
	Year Ended March 31, 2026	Year Ended March 31, 2025
Operations:
Net Investment Income	$178,700	$97,682
Net Realized Gain (Loss)	19,677	(319,114)
Net Change in Unrealized Appreciation (Depreciation)	(1,863)	593,310
Net Increase in Net Assets Resulting from Operations	196,514	371,878

Distributions:	(255,405)	(99,545)

Capital Share Transactions:(1)
Issued	—	—
Redeemed	—	—
Increase in Net Assets from Capital Share Transactions	—	—
Total Increase (Decrease) in Net Assets	(58,891)	272,333

Net Assets:
Beginning of Year	2,793,272	2,520,939
End of Year	$2,734,381	$2,793,272

Share Transactions:(1)

(1)	The Fund did not have any capital share activity for the current and prior period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For the Years/Periods Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Year/Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares 90% KWEB Defined Outcome January 2027 ETF
2026	30.04	1.94	(1.51)	0.43	(1.89)	(0.41)	—
2025	25.63	0.94	4.45	5.39	(0.98)	—	—
2024(1)	25.00	(0.01)	0.64	0.63	—	—	—
KraneShares 100% KWEB Defined Outcome January 2027 ETF
2026	27.93	1.79	0.17	1.96	(1.80)	(0.75)	—
2025	25.21	0.98	2.74	3.72	(1.00)	—	—
2024(1)	25.00	(0.01)	0.22	0.21	—	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(1)	The Fund’s inception date was on February 7, 2024.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Year/Period ($)	Total Return (%)**	Net Assets, End of Year/Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)

(2.30)	28.17	0.82	2,817	0.26‡	0.26‡	6.16	1
(0.98)	30.04	21.38	3,755	0.26‡	0.26‡	3.38	3
—	25.63	2.52	2,563	0.26†‡	0.26†‡	(0.23)†	—††

(2.55)	27.34	6.76	2,734	0.26‡	0.26‡	6.16	—
(1.00)	27.93	14.92	2,793	0.26‡	0.26‡	3.66	4
—	25.21	0.84	2,521	0.26†‡	0.26†‡	(0.23)†	—††

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of March 31, 2026, the Trust had 34 operational series. The financial statements herein and the related notes pertain to the following two series: KraneShares 90% KWEB Defined Outcome January 2027 ETF and KraneShares 100% KWEB Defined Outcome January 2027 ETF (each, a “Fund” and collectively, the “Funds”). All Funds are non-diversified Funds, as defined under Section 5(b)(1) of the Investment Company Act. Krane Funds Advisors, LLC (“Krane” or the “Adviser”), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser may use sub-advisers (each, a “Sub-Adviser” or collectively, the “Sub-Advisers”) to perform the day-to-day management of the Funds.

China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. As of March 31, 2026, KFA One Holdings, LLC (“KFA1”), located at 280 Park Avenue, 32nd Floor, New York, New York 10017, held the remaining equity interests in Krane. As of the same date, officers and certain employees of Krane, among others, had agreed to acquire, through KFA Two Holdings, LLC (“KFA2”), at 280 Park Avenue, 32nd Floor, New York, New York 10017, the entire interest of China International Capital Corporation Limited in Krane. Such transaction is expected to close no later than June 30. Jonathan Krane, through his equity interests in KFA1 and KFA2, may be deemed to control Krane. Jonathan Krane, being a Trustee, the Principal Executive Officer and Principal Financial Officer of the Trust, is also an affiliated person of the Trust.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange” or the “NYSE”). Market prices for Fund shares (“Shares”) may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares each called a “Creation Unit”. This does not mean, however, that individual investors will be able to redeem and purchase Shares directly with the series of the Trust. Only Authorized Participants can redeem and purchase Creation Units of Shares directly. Each Fund will issue and redeem Shares for a basket of securities and/or a balancing cash amount. Individual shares trade in the secondary market at market prices that change throughout the day.

At March 31, 2026, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Funds). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

KraneShares 90% KWEB Defined Outcome January 2027 ETF seeks to provide investors with returns that match the total return of the KraneShares CSI China Internet ETF (“Underlying ETF”) of increases of up to 40.01% of the Underlying ETF (prior to taking into account any fees or expenses) (“Cap”) while providing a Buffer against 90% of decreases in the total return of the Underlying ETF (prior to taking into account any fees or expenses) (“Buffer”), over the period from January 27, 2025 to January 15, 2027 (the “initial Outcome Period”).

Notes to Financial Statements (continued)

KraneShares 100% KWEB Defined Outcome January 2027 ETF seeks to provide investors with returns that match the total return of the Underlying ETF of increases of up to 20.01% of the Underlying ETF (prior to taking into account any fees or expenses) (“Cap”) while providing a Buffer against 100% of decreases in the total return of the Underlying ETF (prior to taking into account any fees or expenses) (“Buffer”), over the period from January 27, 2025 to January 15, 2027 (the “initial Outcome Period”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of a Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per share for each Fund normally is calculated by the Administrator (as defined below) and determined as of the regularly scheduled close of normal trading on each day that the NYSE is scheduled to be open for business (normally 4:00 p.m., Eastern Time). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Securities listed on a securities exchange (i.e., exchange-traded equity securities), market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued by independent pricing agents at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, such securities are valued at the most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determines the average of the two or may determine a fair value using a different methodology. If a broker-dealer is unable or unwilling to provide both bid and ask prices, the Administrator will obtain a bid price.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or

Notes to Financial Statements (continued)

other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 4:00 p.m. Greenwich Mean Time.

For swaps held by the series within the Trust that seek 2 times (200%) the daily investment results of underlying equities, the value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent.

Swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of the exchange on which they are listed. The daily settlement prices for centrally cleared swaps are provided by an Independent Pricing Agent. Swaps which are not centrally cleared are priced based on valuations provided by an Independent Pricing Agent.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index, or basket of stocks (the “equity leg” of the swap) in return for interest payment(s) calculated based on the notional amount of the swap (the “financing leg” of the swap). Each leg of the swap is valued separately, and the net amount of the two legs is included in the Fund’s net asset value. The value of the equity leg of the swap is provided by an Independent Pricing Agent based on the value of the financial instrument underlying the swap. The value of the financing leg of the swap is systematically calculated by the Fund’s accounting agent based on the details of the swap.

Exchange-traded options contracts (other than FLEX Option contracts noted below) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter (“OTC”) options are valued based upon prices determined by the applicable independent, third party pricing agent. FLEX (short for flexible) options are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX option occurs, the trade price will be used to value such FLEX options in lieu of the model price.

Futures are valued at the settlement price established by the board of trade on which they are traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate and the 30-, 60-, 90- and 180-day forward rates provided by an independent pricing agent. As of and during the year ended March 31, 2026, the Funds did not hold swaps or foreign currency forward contracts.

On certain days, the settlement price for futures may not be available at the time the Fund calculates its NAV. On such days, the best available price (which is typically the last trade price) may be used to value futures.

Securities issued by a wholly owned subsidiary of a Fund will be valued at the subsidiary’s net asset value, which will be determined using the same pricing policies and procedures applicable to the Fund.

Notes to Financial Statements (continued)

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued in the same manner as other exchange-traded equity securities (described above).

Investments for which market prices are not “readily available,” or are not deemed to reflect current market values, or are debt securities where no evaluated price is available from third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Adviser’s valuation policies and procedures approved by the Board. Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time.

In addition, a Fund may fair value its securities if an event that may materially affect the value of a Fund’s securities that trade outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, country or region. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Krane becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which a Fund calculates its NAV, it will notify the Administrator and may request that an ad hoc meeting of the Fair Value Pricing Committee be called.

With respect to trade-halted securities, the Adviser typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless Krane’s Fair Value Pricing Committee determines to make additional adjustments. Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range based on that day’s opening price (“Collared Securities”). Fair value determinations for Collared Securities will generally be capped based on any applicable pre-determined “limit down” or “limit up” prices established by the relevant foreign securities exchange. As an example, China A-Shares can only be plus or minus ten percent in one day of trading in the relevant mainland China equity market. As a result, the fair value price determination on a given day will generally be capped plus or minus ten percent.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Underlying Index. This may adversely affect a Fund’s ability to track its Underlying Index.

Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day (a “Business Day”, as used herein, is any day on which the Exchange is open for business). In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s NAV is not calculated and

Notes to Financial Statements (continued)

on which Fund shares do not trade and sales and redemptions of shares do not occur. As a result, the value of a Fund’s portfolio securities and the net asset value of its shares may change on days when share purchases or sales cannot occur.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Transactions in Fund shares will be priced at NAV only if shares are purchased or redeemed directly from a Fund in Creation Units. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges.

With respect to the securities of private companies, the Administrator will obtain the price of private company securities from the Valuation Designee, who will determine their fair value using various inputs, including observable data such as cost basis, primary financing rounds, tender offers, and secondary market activity. The Valuation Designee will also consider pricing from independent pricing experts1, comparables of public and private companies, and relevant market news. While primary financing rounds, tender offers, and cost basis are expected to be the main drivers of fair value, all factors will be considered. A daily dashboard will be stored to record data being considered. In addition to conducting a pricing and trend analysis on the data received from the independent pricing experts, the Valuation Designee will take business cycle, market depth, transaction size and other relevant factors into consideration when reviewing observable data and will periodically assess the pricing methodology used by the independent pricing experts.

[1]	It is currently expected that the Valuation Designee will get pricing from two independent pricing agents.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 — Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, broker quotes, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to each Fund’s Schedule of Investments.

Notes to Financial Statements (continued)

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute annually all or substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of March 31, 2026, management of the Funds has reviewed all open tax years since inception and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Interest income is recognized on the accrual basis from the settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method.

Dividend income received from affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from affiliated funds are recognized on the ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of affiliated funds are on the basis of specific identification. See details on the Statements of Operations.

OPTIONS — Each of KraneShares 90% KWEB Defined Outcome January 2027 ETF and KraneShares 100% KWEB Defined Outcome January 2027 ETF invests at least 80% of its net assets in the KraneShares CSI China Internet ETF (the “Underlying Fund”) and options, including FLEX options, on the Underlying Fund. The reference asset for all of the options of each of KraneShares 90% KWEB Defined Outcome January 2027 ETF and KraneShares 100% KWEB Defined Outcome January 2027 ETF is the Underlying Fund. FLEX options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation.

As of March 31, 2026, the KraneShares 90% KWEB Defined Outcome January 2027 ETF and KraneShares 100% KWEB Defined Outcome January 2027 ETF had open written option positions. As of March 31, 2026, the KraneShares 90% KWEB Defined Outcome January 2027 ETF and KraneShares 100% KWEB Defined Outcome January 2027 ETF had open purchased option positions. Refer to the Schedule of Investments for details regarding open options as of March 31, 2026. All options held during the year were equity options.

Notes to Financial Statements (continued)

For the year ended March 31, 2026, the average monthly cost for purchased options held during the year by the KraneShares 90% KWEB Defined Outcome January 2027 ETF and KraneShares 100% KWEB Defined Outcome January 2027 ETF were $192,833 and $241,599, respectively.

For the year ended March 31, 2026, the average monthly cost for written options held during the year by the KraneShares 90% KWEB Defined Outcome January 2027 ETF and KraneShares 100% KWEB Defined Outcome January 2027 ETF were $354,080 and $451,924, respectively.

FOREIGN CURRENCY — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund intends to pay out to their shareholders net investment income, if any, at least annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the BBH Overdraft Base Rate plus 2.00%. Cash overdraft charges are included in “Interest Expense” on the Statements of Operations.

SECURITIES LENDING — The Funds may lend securities from their portfolios to brokers, dealers and other financial institutions. In connection with such loans, a Fund remains the beneficial owner of the loaned securities and continues to receive payments in amounts approximately equal to the interest, dividends or other distributions payable on the loaned securities. A Fund also has the right to terminate a loan at any time. A Fund does not have the right to vote on securities while they are on loan. Loans of portfolio securities will not exceed 33 1/3% of the value of a Fund’s total assets (including the value of all assets received as collateral for the loan). A Fund will receive collateral in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of cash, a Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Krane and a sub-adviser are subject to potential conflicts of interest because the compensation paid to them increases in connection with any net income received by a Fund from a securities lending program. Each Fund pays Krane 10% of any net monthly income received from the investment of cash collateral and loan fees received from borrowers in respect of each securities loan (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers) (see Note 4).

The Funds do not have securities on loan as of March 31, 2026.

Notes to Financial Statements (continued)

CREATION UNITS — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 25,000 Shares or multiples thereof). In its discretion, the Trust reserves the right to increase or decrease the number of each Fund’s shares that constitute a Creation Unit.

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee may be charged.

The Adviser may adjust the transaction fees from time to time based on actual experience.

CASH AND CASH EQUIVALENTS — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

SEGMENT REPORTING — An operating segment is defined in Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds’ Principal Executive Officer and Principal Financial Officer act as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is predetermined in accordance with the Funds’ single investment objective which is executed by the Funds’ portfolio manager. The financial information in the form of the Funds’ schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

Notes to Financial Statements (continued)

3. DERIVATIVES TRANSACTIONS

The following tables are exposure by type of risk on derivatives held throughout the year.

The fair value of derivative instruments located on the Statements of Assets and Liabilities as of March 31, 2026 was as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities	Fair Value	Statements of Assets and Liabilities	Fair Value
KraneShares 90% KWEB Defined Outcome January 2027 ETF
Equity contracts	Investments, at value*	$258,379	Options and Swaptions written, at value	$49,338
Total Derivatives not accounted for as hedging instruments		$258,379		$49,338

KraneShares 100% KWEB Defined Outcome January 2027 ETF
Equity contracts	Investments, at value*	$381,586	Options and Swaptions written, at value	$109,676
Total Derivatives not accounted for as hedging instruments		$381,586		$109,676

*	Purchased options and/or swaptions only.

The effect of derivative instruments on the Statements of Operations for the year ended March 31, 2026:

Amount of realized gain or (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions
KraneShares 90% KWEB Defined Outcome January 2027 ETF
Equity contracts	$—	$(39,582)
Total	$—	$(39,582)

KraneShares 100% KWEB Defined Outcome January 2027 ETF
Equity contracts	$—	$(4,126)
Total	$—	$(4,126)

Notes to Financial Statements (continued)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions
KraneShares 90% KWEB Defined Outcome January 2027 ETF
Equity contracts	$51,228	$458,530
Total	$51,228	$458,530

KraneShares 100% KWEB Defined Outcome January 2027 ETF
Equity contracts	$94,474	$488,711
Total	$94,474	$488,711

4. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY AGREEMENT — The Adviser serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust on behalf of each Fund and the Adviser (the “Agreement”). Under the Agreement, Krane is responsible for reviewing, supervising and administering each Fund’s investment program and the general management and administration of the Trust. In addition to these services, to the extent a Fund engages in securities lending, Krane will: (i) determine which securities are available for loan and notify the securities lending agent for a Fund (the “Agent”), (ii) monitor the Agent’s activities to ensure that securities loans are effected in accordance with Krane’s instructions and in accordance with applicable procedures and guidelines adopted by the Board, (iii) make recommendations to the Board regarding the Fund’s participation in securities lending; (iv) prepare appropriate periodic reports for, and seek appropriate periodic approvals from, the Board with respect to securities lending activities, (v) respond to Agent inquiries concerning the Agent’s activities, and (vi) such other related duties as Krane deems necessary or appropriate. The Board supervises Krane and establishes policies that Krane must follow in its management activities.

The Agreement requires the Adviser to pay all operating expenses of the Funds, except: (a) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (b) expenses of the Funds incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (c) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act, including distribution fees; (d) “Acquired Fund Fees and Expenses” (as defined by Form N-1A under the Investment Company Act); (e) litigation expenses; (f) the compensation payable to the Adviser under the Agreement; (g) compensation and expenses of the Independent Trustees (including any fees of independent legal counsel to the Independent Trustees); and (h) any expenses determined to be extraordinary expenses by the Board. In addition, under the Agreement, while the fees and expenses related to the Funds’ securities lending-related activities reduce the gross revenues and income of the Funds from such activities, they are not fees and expenses for which Krane is responsible.

Each Agreement provides that each Fund pays a unitary (or unified) fee to the Adviser for advisory and management services provided to the Fund, subject to the exceptions noted herein. In this context, there exists a risk that a Trust service provider will seek recourse against the Trust if it is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect the Funds. Pursuant to the Agreement between the Trust and the Adviser, the

Notes to Financial Statements (continued)

Funds below pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund. In addition, as compensation for the services provided by the Adviser in connection with any securities lending-related activities, each Fund pays the Adviser 10% of the monthly investment income received from the investment of cash collateral and loan fees received from borrowers in respect to securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers), included on the Statements of Operations as “Security Lending Fees”.

Management Fee
KraneShares 90% KWEB Defined Outcome January 2027 ETF	0.25%
KraneShares 100% KWEB Defined Outcome January 2027 ETF	0.25%

The Adviser bears all of its own costs associated with providing these advisory services.

DISTRIBUTION AGREEMENT — SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company, and an affiliate of the Administrator, serves as the Funds’ distributor of Creation Units pursuant to a Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the year ended March 31, 2026, no fees were charged under the Plan. Fees would only be charged under the Plan upon approval by the Board.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. BBH serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

5. INVESTMENT TRANSACTIONS

For the year ended March 31, 2026, the Funds had purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities:

	Purchases	Sales and Maturities
KraneShares 90% KWEB Defined Outcome January 2027 ETF	$47,576	$44,478
KraneShares 100% KWEB Defined Outcome January 2027 ETF	—	82,411

For the year ended March 31, 2026, there were no purchases or sales of long-term U.S. government securities for the Funds.

For the year ended March 31, 2026, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/(Loss)
KraneShares 90% KWEB Defined Outcome January 2027 ETF	$—	$841,770	$267,900

Notes to Financial Statements (continued)

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings for the fiscal period ended March 31, 2026 are redemptions in-kind.

	Distributable Earnings/(Loss)	Paid-in Capital
KraneShares 90% KWEB Defined Outcome January 2027 ETF	$(267,900)	$267,900

The tax character of dividends and distributions paid during the years ended March 31, 2026 and March 31, 2025 were as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
KraneShares 90% KWEB Defined Outcome January 2027 ETF
2026	$287,443	$—	$287,443
2025	98,314	—	98,314

KraneShares 100% KWEB Defined Outcome January 2027 ETF
2026	$255,405	$—	$255,405
2025	99,545	—	99,545

As of March 31, 2026, the components of tax basis distributable earnings (distributable losses) were as follows:

	KraneShares 90% KWEB Defined Outcome January 2027 ETF	KraneShares 100% KWEB Defined Outcome January 2027 ETF
Post October Losses	(27,242)	(30,755)
Qualified Late-Year
Loss Deferrals	(1,811)	(1,583)
Unrealized Appreciation on Investments and Foreign Currency	120,860	266,672
Other Temporary Differences	1	(3)
Total Distributable Earnings	$91,808	$234,331

Notes to Financial Statements (continued)

The differences between book and tax-basis unrealized appreciation and depreciation are attributable primarily to the straddle loss deferrals. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2026 were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
KraneShares 90% KWEB Defined Outcome January 2027 ETF	$2,942,646	$394,049	$(273,189)	$120,860
KraneShares 100% KWEB Defined Outcome January 2027 ETF	2,754,455	613,136	(346,464)	266,672

The Funds did not pay any federal or state and local income taxes. Certain Funds may have paid income taxes in foreign jurisdictions for the year ended March 31, 2026. Taxes paid to specific jurisdictions, if applicable, represent less than 5% of income taxes paid (net of refunds received).

7. PRINCIPAL RISKS

As with all exchange-traded funds (“ETFs”), shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to certain of the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

CHINA RISK — The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries. China may be subject to considerable degrees of economic, political and social instability. In addition, the Chinese economy is export-driven and highly reliant on trade with key partners. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts, low trading volume and price volatility. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions or even the threat of such developments, could lead to significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund.

In addition, trade relations between the U.S. and China have recently been strained. Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in on-shore Chinese companies or the U.S. government restricts investments by U.S. investors in China including by limiting the ability of Chinese issuers to list on the U.S. exchanges. Worsening trade relations may also result

Notes to Financial Statements (continued)

in market volatility and volatility in the price of Fund shares. In addition, the U.S. government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies, which may adversely impact the Fund, may mean that the Fund’s Index may need to adjust its methodology or could increase tracking error for the Fund.

CONCENTRATION RISK — Because the assets of certain Funds are expected to be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

CURRENCY RISK — To the extent that the Fund is exposed directly or indirectly to foreign currencies, including through its investments, or invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies and vice versa. This may adversely affect the Fund’s performance.

DERIVATIVES RISK — The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and the reference assets, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to make required payments or otherwise comply with terms of the derivative. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets.

EMERGING MARKETS RISK — Funds’ investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, greater risk of asset seizures and capital controls, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets. The economies of emerging markets, and China in particular, may be heavily reliant upon international trade and may suffer disproportionately if international trading declines or is disrupted.

Notes to Financial Statements (continued)

EQUITY SECURITIES RISK — The values of equity securities are subject to factors such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes. In the event of liquidation, equity securities are generally subordinate in rank to debt and other securities of the same issuer.

LIQUIDITY RISK — Certain of the Funds’ investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell at a reasonable time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Funds to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

MARKET RISK — The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors could cause volatility in global financial markets, negative sentiment and higher levels of Fund redemptions, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may also cause the Fund’s investments to become less liquid and subject to erratic price movements.

NEW FUND RISK — If the Fund does not grow in size, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a trading halt.

NON-DIVERSIFIED FUND RISK — Because a Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

OPTIONS RISK — The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility of the underlying instrument (known as implied volatility), which in turn are affected by the performance of the issuer of the underlying instrument, by the time remaining until the expiration of the option contract, by fiscal and monetary policies and by national and international political and economic events. As such, prior to the exercise or expiration of the option, the Fund is exposed to implied

Notes to Financial Statements (concluded)

volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors.

An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option by its purchaser to deliver the underlying security or currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or currency. Options are derivatives, which, as described above, can be illiquid and can imperfectly correlate with the reference asset(s).

VALUATION RISK — Independent market quotations for the non-U.S. securities held by the Funds may not be readily available and such securities may be fair valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that a Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Funds invest may trade on days that the Funds do not price their shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their holdings.

8. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. RECENT ACCOUNTING PRONOUNCEMENT

In this reporting period, the Funds adopted FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of its operations.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

KraneShares Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the funds listed in the Appendix, two of the funds comprising KraneShares Trust (collectively, the Funds), including the schedules of investments, as of March 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods listed in the Appendix. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2026, by correspondence with custodian, transfer agent, and brokers or by other appropriate auditing procedures when replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more KraneShares investment companies since 2017.

Philadelphia, Pennsylvania

May 29, 2026

Report of Independent Registered Public Accounting Firm (concluded)

Appendix

Funds with inception during the year ended March 31, 2024:

KraneShares 90% KWEB Defined Outcome January 2027 ETF

KraneShares 100% KWEB Defined Outcome January 2027 ETF

Statement of operations for the year ended March 31, 2026

Statements of changes in net assets for each of the years in the two-year period ended March 31, 2026

Financial highlights for each of the years in the two-year period ended March 31, 2026 and the period from February 7, 2024 (inception) through March 31, 2024

Notice To Shareholders (Unaudited)

For shareholders that do not have a March 31, 2026 tax year end, this notice is for informational purposes only. For shareholders with a March 31, 2026 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended March 31, 2026, the Funds are designating the following items with regard to distributions paid during the year.

Return of Capital(1)	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(2)	Qualifying Dividend Income(3)	U.S. Government Interest(4)	Interest Related Dividends(5)	Short Term Capital Gain Dividends(6)	Foreign Tax Credit(7)
KraneShares 90% KWEB Defined Outcome January 2027 ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.47%	100.00%	0.00%
KraneShares 100% KWEB Defined Outcome January 2027 ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.12%	100.00%	0.00%

(1)	Return of capital is a payment received from the fund that is not considered to be taxable income. The return of capital distribution is considered to be a return of the investor’s original investment and reduces the investor’s cost basis in the fund.
(2)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).
(3)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.
(4)	“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.
(5)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distributions that is exempt from U.S. withholding tax when paid to foreign investors.
(6)	The percentage in this column represents the amount of “Short Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.
(7)	The allocable share of foreign tax credit will be reported on Form 1099-DIV.

Other Information (Form N-CSR Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

On May 7, 2026, at a joint special meeting (the “Special Meeting”) of the respective shareholders of each series of the Trust, the approval of a new investment advisory agreement between the Adviser and the Trust on behalf of each Fund, to be voted on separately by the shareholders of each Fund, was submitted to the shareholders of each Fund. The Special Meeting has been adjourned to June 4, 2026, as the requisite number of votes had not been cast, and may be further adjourned at the June 4 adjournment.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration is shown on the Statements of Operations of the financial statements included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Effective March 31, 2026, Krane Fund Advisors, LLC (“Krane”) entered into an agreement with China International Capital Corporation Limited (“CICC”) whereby Krane’s officers and certain of its employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in Krane from CICC, resulting in a change of control of Krane (the “Transaction”). Under the Investment Company Act of 1940, as amended (the “1940 Act”), the closing of the Transaction (“Closing”) will result in an “assignment” and termination of the current investment advisory agreement between Krane and the Trust, on behalf of each Fund. The Transaction is expected to close no later than June 30, 2026.

To ensure that the management of each Fund (as defined below) will continue without any interruption following the Closing, at a meeting held on February 20, 2026, the Board of Trustees (the “Board”) of the Trust, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, (the “Independent Trustees”), considered and approved a new Investment Advisory Agreement (the “New KFA Agreement”) between Krane and the Trust on behalf of each of the following separate series of the Trust (each, a “Fund” and collectively, the “Funds”):

●	KraneShares 90% KWEB Defined Outcome January 2027 ETF (“KBUF”); and

●	KraneShares 100% KWEB Defined Outcome January 2027 ETF (“KPRO”).

At the same meeting, the Board also considered and approved an interim advisory agreement (the “Interim Advisory Agreement”) between Krane and the Trust on behalf of each Fund. The New KFA Agreement and Interim Advisory Agreement are collectively referred to herein as the “Advisory Agreements.”

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on February 20, 2026, the Board received and considered information provided by Krane in response to the Independent Trustees’ written requests for information regarding the Funds and the Advisory Agreements.

Other Information (Form N-CSR Items 8-11) (Unaudited) (continued)

In evaluating the Advisory Agreements, the Board considered, among other matters: (1) the nature, extent, and quality of the services to be provided to each Fund by Krane; (2) the proposed compensation to be paid by each Fund under the Advisory Agreements; (3) the costs of the services to be provided by Krane and the profitability of Krane with respect to its relationship with the Funds; (4) the extent to which economies of scale could be realized as the Funds grow and whether the unitary fee charged to the Funds under the Advisory Agreements will enable investors in the Funds to share in any such economies of scale; and (5) other benefits Krane will receive from its relationship with the Funds.

A.	Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the February 20, 2026 executive session of the Independent Trustees and the February 20, 2026 meeting of the Board, the Board considered the nature, quality, and extent of the overall services to be provided by Krane to the Funds under the Advisory Agreements. The Board considered that the services currently provided by Krane will continue under the Advisory Agreements, and that there will be no change to the Krane personnel providing such services to the Funds. The Board considered the responsibilities of Krane with respect to each Fund under the Advisory Agreements.

The Board took note of the qualifications, background and responsibilities of Krane’s senior personnel who provide services to the Funds. The Board noted management’s representation that Krane will retain its investment, compliance and operational personnel after the Transaction.

The Board recognized that Krane has invested and continues to invest significant time and effort in structuring the Trust. The Board noted that Krane is responsible for assessing the market appeal and the investment strategy of each Fund. The Board considered the entrepreneurial risk assumed by Krane with respect to the Trust.

The Board noted that Krane routinely reevaluates the performance of each series of the Trust and considered that Krane had recommended the termination of underperforming series of the Trust during the prior calendar year, eliminating the need for Krane personnel to manage investments, operations and compliance for such series.

The Board considered that Krane is responsible for arranging and overseeing all service providers for the Trust.

The Board also considered that Krane has established and oversees a securities lending program for the benefit of the Funds. The Board recognized that Krane also benefits from the securities lending program through sharing a percentage of the fees. The Board noted that it receives a quarterly report of securities lending activities and the effect of such program on the Funds.

B.	Investment Performance

The materials provided in advance of the meeting contained information related to each Fund’s performance versus an identified Morningstar peer group, as well as a secondary custom peer group curated to better reflect the strategy of a particular Fund. The Board noted the limitations of comparisons versus such large and undifferentiated peer groups, considering that the Funds offer shareholders access to unique investment opportunities.

The Board noted that the Funds are actively managed, and it considered that the performance of each actively managed Fund relative to its respective peer group is an appropriate measure of performance.

Other Information (Form N-CSR Items 8-11) (Unaudited) (continued)

The Board considered that one-year and since-inception performance for each of KPRO and KBUF was below the median for its respective peer group because, by design, these Funds cap performance upside to protect against downside risk. Additionally, because China markets were strong over these periods, KPRO and KBUF underperformed the broader markets.

C.	Compensation

The Board considered that the unitary fee proposed to be paid by each Fund would be unchanged after the Transaction. The Board considered that under the unitary fee arrangement, Krane is responsible for paying most of each Fund’s expenses, including those of the Fund’s principal service providers. The Board considered the information provided by Krane regarding the fees to be paid by each Fund in light of the nature, quality and extent of the services to be provided by Krane. The Board also considered the net expense ratios of the Funds compared to those of their peer groups.

The Board considered that each of KPRO and KBUF imposes a management fee for implementation of an options strategy and also invests directly into KraneShares CSI China Internet ETF (“KWEB”) and passes the fees of KWEB on to investors in KPRO and KBUF, respectively. The Board considered that, as a result, the total management fees imposed by KPRO and KBUF are above the median of their peer groups, but noted that each of KPRO and KBUF provides a highly differentiated strategy with options income and yield potential. The Board considered that Krane applies a methodical and consistent approach to pricing the Funds and conducts significant competitive research with respect to such pricing. The Board considered that the Funds offer unique investment exposure for investors in U.S. registered funds and considered the operational costs incurred by Krane under the unitary fee structure. The Board also considered the effect of each Fund’s assets under management on its net expense ratio.

The Board considered that, under the Interim Advisory Agreement, fees to be paid to Krane by a particular Fund would be escrowed. The Board noted that the advisory fee and total expense ratio of each Fund will not change as a result of the Transaction.

D.	Costs and Profitability

The Board reviewed a report of Fund-by-Fund profitability prepared by Krane. The Board considered the effect of each Fund’s assets under management on the potential profitability of such Fund, as well as that of KWEB, under the unitary fee structure in light of the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements of the SEC and other regulatory bodies, as well as other expenses Krane will pay in accordance with the Advisory Agreements.

E.	Other Benefits

The Board considered the extent to which Krane could derive ancillary benefits from the operations of the Funds, including benefits to Krane as a result of increasing the assets invested in KWEB and its ability to use the assets of certain series of the Trust to engage in soft dollar transactions and the existence of a securities lending program for the Funds.

The Board also noted that certain members of management will participate in ownership of Krane subsequent to the Transaction. The Board did not observe any other specific benefits to be realized by Krane or its management as a result of the Transaction.

Other Information (Form N-CSR Items 8-11) (Unaudited) (concluded)

F.	Economies of Scale

The Board considered whether fees under the Advisory Agreements reflect the potential for economies of scale for the benefit of Fund shareholders. The Board determined that, at present, economies of scale are not a material factor for the Board to consider in connection with the Advisory Agreements.

G.	Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors in their review of the Advisory Agreements. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and judicial precedent applicable to its consideration of the Advisory Agreements. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Advisory Agreements, were reasonable in light of the factors considered by the Board.

KraneShares Trust:	Distributor:
280 Park Avenue 32nd Floor New York, NY 10017	SEI Investments Distribution Co. One Freedom Valley Drive Oaks, PA 19456

Investment Adviser:	Administrator:
Krane Funds Advisors, LLC 280 Park Avenue 32nd Floor New York, NY 10017	SEI Investments Global Funds Services One Freedom Valley Drive Oaks, PA 19456

Independent Registered Public Accounting Firm:
KPMG LLP 1735 Market Street Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

KraneShares Trust:

280 Park Avenue, 32nd Floor

New York, NY 10017

KRS-AR-006-0200

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Not applicable to the Registrant.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable to the Registrant.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), is filed herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: June 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: June 8, 2026

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: June 8, 2026